The Company	6 Months Ended
Jun. 30, 2023
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The Company

Note 1. The Company

Cellectis S.A. (hereinafter “Cellectis” or “we”) is a limited liability company (“société anonyme”) registered and domiciled in Paris, France.

We are a clinical stage biotechnological company, employing our core proprietary technologies to develop products based on gene-editing with a portfolio of allogeneic Chimeric Antigen Receptor T-cells (“UCART”) product candidates in the field of immuno-oncology and gene-edited hematopoietic stem and progenitors cells (“HSPC”) product candidates in other therapeutic indications.

Our UCART product candidates, based on gene-edited T-cells that express Chimeric Antigen Receptors (“CARs”), seek to harness the power of the immune system to target and eradicate cancers. We believe that CAR-based immunotherapy is one of the most promising areas of cancer research, representing a new paradigm for cancer treatment. We are designing next-generation immunotherapies that are based on gene-edited CAR T-cells. Our gene-editing technologies allow us to create allogeneic CAR T-cells, meaning they are derived from healthy donors rather than the patients themselves. We believe that the allogeneic production of CAR T-cells will allow us to develop cost-effective, “off-the-shelf” products that are capable of being stored and distributed worldwide. Our gene-editing expertise also enables us to develop product candidates that feature additional safety and efficacy attributes, including control properties designed to prevent them from attacking healthy tissues, to enable them to tolerate standard oncology treatments, and to equip them to resist mechanisms that inhibit immune-system activity.

Together with our focus on immuno-oncology, we are using, through our HEAL platform, our gene-editing technologies to develop HSPC product candidates in genetic diseases.

Cellectis S.A., Cellectis, Inc., Cellectis Biologics, Inc. (and Calyxt, Inc. until 31 May 2023), as a consolidated group of companies, are sometimes referred to as the “Group.”

On May 31, 2023, Calyxt, Inc. completed its all-stock, reverse merger business combination with Cibus Global, LLC (“Cibus Global”) (the “Merger”). Among other things, as part of the Merger, each share of Calyxt’s common stock, par value $0.0001 per share, existing and outstanding immediately prior to the Merger remained outstanding as a share of Class A common stock, par value $0.0001 per share (“Class A Common Stock”), without any conversion or exchange thereof, and Calyxt issued approximately 16,527,484 shares of Class A Common Stock to unitholders of Cibus Global based on an exchange ratio set forth in the agreement and plan of merger (the “Merger Agreement”) for the Merger. Following the closing of the Merger, effective on June 1, 2023, the combined company operates under the name of Cibus, Inc. (referred to as “Cibus”). Cellectis’ equity interest in Calyxt was reduced to 2.9% after the closing of the Merger, which resulted in Cellectis losing control of Calyxt. Calyxt is therefore no longer consolidated since June 1, 2023.